[LETTERHEAD]

May 5, 2006

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AEGON/Transamerica Series Trust

1933 Act File No.: 33-507

Filer CIK No. 0000778207

Dear Sir/Madam:

On behalf of AEGON/Transamerica Series Trust (the “Fund”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the forms of prospectus for the Fund dated May 1, 2006, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of prospectus contained in the Form N-1A registration statement for the Fund (Post-Effective Amendment No. 66) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on May 1, 2006 via EDGAR (Accession Number 0000950144-06-004136).

Sincerely,

/s/ T. Gregory Reymann, II

T. Gregory Reymann, II, Esq.

Vice President and Counsel